Concentrations of Credit Risk (Details) - Schedule of concentration of risk revenues - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Concentrations of Credit Risk (Details) - Schedule of concentration of risk revenues [Line Items]
Sales Revenue, Net	¥ 2,010,978		¥ 2,603,276		¥ 2,258,080
Concentration risk percentage	61.50%		70.30%		65.10%
Huaxia Life Insurance Company Limited [Member]
Concentrations of Credit Risk (Details) - Schedule of concentration of risk revenues [Line Items]
Sales Revenue, Net	¥ 606,581		¥ 882,539		¥ 1,100,027
Concentration risk percentage	18.60%		23.80%		31.70%
Aeon Life Insurance Company, Ltd [Member]
Concentrations of Credit Risk (Details) - Schedule of concentration of risk revenues [Line Items]
Sales Revenue, Net	¥ 560,341		¥ 677,707		¥ 453,120
Concentration risk percentage	17.10%		18.30%		13.10%
Sinatay Life Insurance Company, Ltd [Member]
Concentrations of Credit Risk (Details) - Schedule of concentration of risk revenues [Line Items]
Sales Revenue, Net	¥ 504,489		¥ 595,600			[1]
Concentration risk percentage	15.40%		16.10%			[1]
Evergrande Life Insurance Company, Ltd [Member]
Concentrations of Credit Risk (Details) - Schedule of concentration of risk revenues [Line Items]
Sales Revenue, Net	¥ 339,567			[1]		[1]
Concentration risk percentage	10.40%			[1]		[1]
Tianan Life Insurance Company Limited [Member]
Concentrations of Credit Risk (Details) - Schedule of concentration of risk revenues [Line Items]
Sales Revenue, Net		[1]	¥ 447,430		¥ 704,933
Concentration risk percentage		[1]	12.10%		20.30%

[1]	represented less than 10% of total net revenues as of the year.